UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09497

Dividend Growth Trust

(Exact name of registrant as specified in charter)

Dividend Growth Advisors	58 Riverwalk Blvd., Building 2, Suite A	Ridgeland, SC	29936
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments
June 30, 2007
(Unaudited)

Common Stocks - 91.54%	Shares	Value

Aircraft Engines & Engine Parts - 2.92%
United Technologies Corp.	28,100	$1,993,133

Accident & Health Insurance - 1.59%
AFLAC, Inc.	21,200	1,089,680

Beverages - 1.76%
PepsiCo, Inc.	18,600	1,206,210

Bituminous Coal & Lignite Surface Mining - 3.56%
Natural Resource Partners, L.P.	64,000	2,434,560

Computer & Office Equipment - 2.56%
International Business Machines Corp.	16,600	1,747,150

Construction Machinery & Equipment - 3.84%
Caterpillar, Inc.	33,500	2,623,050

Crude Petroleum & Natural Gas - 2.41%
Enterprise Products Partners, L.P.	51,800	1,647,758

Electromedical & Electrotherapeutic - 2.05%
Medtronic, Inc.	27,000	1,400,220

Electronic & Other Electrical Equipment - 4.03%
General Electric Co.	71,900	2,752,332

Fats & Oils - 2.89%
Archer-Daniels-Midland Co.	59,800	1,978,782

Fire, Marine & Casualty Insurance - 2.51%
American International Group, Inc.	24,500	1,715,735

Food - Miscellaneous/Diversified - 3.34%
Nestle SA (a)	24,000	2,281,332

General Industrial Machinery & Equipment - 0.95%
Illinois Tool Works, Inc.	12,000	650,280

In Vitro & In Vivo Diagnostic Substances - 1.00%
Meridian Bioscience, Inc.	31,500	682,290

Industrial Inorganic Chemicals - 2.54%
Praxair, Inc.	24,100	1,734,959

Industrial Instruments for Measurement, Display, and Control - 3.64%
Roper Industries, Inc.	43,600	2,489,560

Investment Advice - 3.18%
Eaton Vance Corp.	49,200	2,173,656

Motors & Generators - 1.34%
Franklin Electric Co., Inc.	19,400	915,292

National Commercial Banks - 9.89%
Bank of America Corp.	51,000	2,493,390
Citigroup, Inc.	30,100	1,543,829
Synovus Financial Corp.	19,900	610,930
Wells Fargo & Co.	60,000	2,110,200
		6,758,349

Natural Gas Transmission - 1.98%
Williams Partners, L.P.	28,000	1,351,840

*See accompanying notes which are an integral part of these financial statements.

Rising Dividend Growth Fund
Schedule of Investments - continued
June 30, 2007
(Unaudited)

Common Stocks - 91.54% - continued	Shares	Value

Pharmaceutical Preparations - 3.04%
Johnson & Johnson	14,400	$ 887,328
Pfizer, Inc.	46,500	1,189,005
		2,076,333
Pipe Lines (No Natural Gas) - 10.15%
Enbridge Energy Partners, L.P.	25,500	1,416,525
NuStar, L.P.	18,000	1,233,000
Magellan Midstream Partners, L.P.	28,000	1,304,240
Plains All American Pipeline, L.P.	20,500	1,304,825
Sunoco Logistics Partners, L.P.	27,900	1,676,232
		6,934,822

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 3.01%
Albemarle Corp.	53,400	2,057,502

Retail - Eating Places - 3.06%
McDonald's Corp.	41,200	2,091,312

Security Brokers, Dealers & Flotation Companies - 2.34%
SEI Investment Co.	55,000	1,597,200

Semiconductors & Related Devices - 1.11%
Linear Technology Corp.	21,000	759,780

Services - Computer Processing & Data Preparation - 3.37%
Automatic Data Processing, Inc.	47,600	2,307,172

Services - Engineering, Accounting, Research, Management - 1.26%
Paychex, Inc.	22,000	860,640

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.02%
Procter & Gamble Co.	22,600	1,382,894

State Commercial Banks - 2.61%
State Street Corp.	26,100	1,785,240

Surgical & Medical Instruments & Apparatus - 1.59%
Arrow International, Inc.	28,400	1,087,152

TOTAL COMMON STOCKS (Cost $50,527,875)		62,566,215

Money Market Securities - 98.46%
Fidelity Institutional Money Market Portfolio - Investment Shares, 5.25% (b)	5,784,547	5,784,547

TOTAL MONEY MARKET SECURITIES (Cost $5,784,547)		5,784,547

TOTAL INVESTMENTS (Cost $56,312,422) - 100.00%		$68,350,762

Cash and other assets less liabilities - 0.00%		(1,765)

TOTAL NET ASSETS - 100.00%		$68,348,997

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2007.

Tax Related
Unrealized appreciation		$12,065,102
Unrealized depreciation		(26,762)
Net unrealized appreciation		$12,038,341

Aggregate cost of securities for income tax purposes		$56,312,422

*See accompanying notes which are an integral part of these financial statements.

Dividend Growth Trust

Related Notes to the Schedule of Investments

June 30, 2007 (Unaudited)

Security Valuation

The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

Security Transactions and Related Income

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of June 5, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Dividend Growth Trust___________

By

*____/s/ C. Troy Shaver, Jr.________________________

C. Troy Shaver, Jr., President

Date___8/27/07	__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*__ __/s/ C. Troy Shaver, Jr.__________________

C. Troy Shaver, Jr., President

Date____8/27/07__	_

By

*____ /s/ Jere Estes_____________________

Jere Estes, Treasurer

Date______8/27/07_